Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2015	2014
Components, spare parts	4,085	4,225
Work-in-progress	676	832
Finished goods	2,118	1,591
Total gross inventories	6,879	6,648
Less: provision for slow-moving inventory	(728)	(741)
Total	6,151	5,908